Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 14,175.2		$ 14,614.8
Impairment			13.5
Ending balance	17,002.1	$ 555.4	14,175.2	$ 14,614.8
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	46,994.3		43,184.0	38,912.5
Additions	7,105.0		4,268.2	4,399.1
Retirements			(75.2)	(5.2)
Disposals or retirements	(217.9)
Reclassification			(10.3)
Effect of disposal of subsidiary			(21.2)
Effect of exchange rate changes	139.5		(351.2)	(122.4)
Ending balance	54,020.9		46,994.3	43,184.0
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	32,819.1		28,569.2	24,846.6
Additions	4,421.4		4,346.7	3,743.4
Retirements			(75.2)	(5.2)
Disposals or retirements	(217.8)
Reclassification			(9.7)
Impairment			13.5
Effect of disposal of subsidiary			(21.1)
Effect of exchange rate changes	(3.9)		(4.3)	(15.6)
Ending balance	37,018.8		32,819.1	28,569.2
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,648.7		6,008.0
Ending balance	5,795.5		5,648.7	6,008.0
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,648.7		6,008.0	6,104.8
Effect of disposal of subsidiary			(13.5)
Effect of exchange rate changes	146.8		(345.8)	(96.8)
Ending balance	5,795.5		5,648.7	6,008.0
Goodwill [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment			13.5
Effect of disposal of subsidiary			(13.5)
Technology license fees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,748.4		3,398.8
Ending balance	2,218.5		2,748.4	3,398.8
Technology license fees [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,443.3		9,546.0	8,454.3
Additions	533.7		897.9	1,091.3
Effect of exchange rate changes	(2.5)		(0.6)	0.4
Ending balance	10,974.5		10,443.3	9,546.0
Technology license fees [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,694.9		6,147.2	4,779.4
Additions	1,063.6		1,548.3	1,367.4
Effect of exchange rate changes	(2.5)		(0.6)	0.4
Ending balance	8,756.0		7,694.9	6,147.2
Software and system design costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,809.6		4,099.1
Ending balance	6,570.9		4,809.6	4,099.1
Software and system design costs [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	25,186.3		22,243.6	19,474.4
Additions	4,601.9		3,021.1	2,788.5
Retirements			(75.2)	(5.2)
Disposals or retirements	(186.7)
Reclassification			7.7
Effect of disposal of subsidiary			(7.7)
Effect of exchange rate changes	(6.9)		(3.2)	(14.1)
Ending balance	29,594.6		25,186.3	22,243.6
Software and system design costs [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,376.7		18,144.5	16,431.6
Additions	2,835.3		2,310.7	1,730.8
Retirements			(75.2)	(5.2)
Disposals or retirements	(186.6)
Reclassification			7.4
Effect of disposal of subsidiary			(7.6)
Effect of exchange rate changes	(1.7)		(3.1)	(12.7)
Ending balance	23,023.7		20,376.7	18,144.5
Patent and others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	968.5		1,108.9
Ending balance	2,417.2		968.5	1,108.9
Patent and others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5,716.0		5,386.4	4,879.0
Additions	1,969.4		349.2	519.3
Disposals or retirements	(31.2)
Reclassification			(18.0)
Effect of exchange rate changes	2.1		(1.6)	(11.9)
Ending balance	7,656.3		5,716.0	5,386.4
Patent and others [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,747.5		4,277.5	3,635.6
Additions	522.5		487.7	645.2
Disposals or retirements	(31.2)
Reclassification			(17.1)
Effect of exchange rate changes	0.3		(0.6)	(3.3)
Ending balance	$ 5,239.1		$ 4,747.5	$ 4,277.5